Long-Term Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017	Jul. 03, 2017
1.36% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	1.36%
Description of floating rate basis	Libor + 1.099%
Basis spread on floating rate	1.099%
1.20% due 2020, floating interest rate at Libor + 0.956% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	1.20%
Description of floating rate basis	Libor + 0.956%
Basis spread on floating rate	0.956%
0.37% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	0.37%
Description of floating rate basis	Euribor + 0.817%
Basis spread on floating rate	0.817%
0.77% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	0.77%
Description of floating rate basis	Libor + 0.525%
Basis spread on floating rate	0.525%
0.83% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	0.83%
Description of floating rate basis	Libor + 0.572%
Basis spread on floating rate	0.572%
0.09% due 2028, floating interest rate at Euribor + 0.589% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2028
Interest rate	0.09%
Description of floating rate basis	Euribor + 0.589%
Basis spread on floating rate	0.589%
0.22% due 2029, floating interest rate at Euribor + 0.564% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2029
Interest rate	0.22%
Description of floating rate basis	Euribor + 0.564%
Basis spread on floating rate	0.564%
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2022	2022
Interest rate	0.00%
0.25% due 2024 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate			0.25%
0.25% due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2024
Interest rate	0.25%
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2025
Interest rate	0.00%
0.48% (weighted average), due 2021-2028, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	0.48%
0.48% (weighted average), due 2021-2028, fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
0.48% (weighted average), due 2021-2028, fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2028
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2027
Interest rate	0.00%